Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 189,148	$ 1,770,194
Prepaid expenses and other	19,371	4,623
Total Current Assets	208,519	1,774,817
Debt Issue Costs (Notes 4 and 6)	28,084	48,851
Patents (Note 3)	438,540	498,500
Equipment (Note 2)	9,467	0
Total Assets	684,610	2,322,168
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	86,027	90,022
Derivative liability (Note 12)	15,862	145,159
Accrued liabilities	361,281	359,322
Loans payable (Note 4 (b)	33,884	32,550
Due to related parties (Note 5)	647,364	434,718
Convertible notes payable (Note 6 (a)) to related party	33,885	33,885
Convertible secured debt (Note 6 (b))	477,640	0
Total	1,655,944	1,095,656
Loans payable (Note 4 (a))	103,929	81,301
Convertible debt (Note 6 (b) and (c))	78,500	437,735
Total	1,838,372	1,614,692
Stockholders' Equity (Deficit)
Common stock Authorized: 450,000,000 shares, par value $0.001 Issued and outstanding: 180,423,597 and 179,025,264 (December 31, 2011 - 179,025,264 and 168,188,974), respectively	179,025	168,189
Additional paid-in capital	25,173,736	24,474,411
Accumulated deficit	(114,175)	(114,175)
Deficit accumulated during the development stage	(26,392,348)	(23,820,949)
Stockholders' Equity (Deficit)	(1,153,762)	707,476
Total Liabilities and Stockholders' Equity (Deficit)	$ 684,610	$ 2,322,168